WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS(a)(b) - 133.0%
Basic Industry - 0.2%
KSBR Holding Corp., Term Loan (3 mo. USD LIBOR + 4.250%)	4.244%	4/15/26	$12,581	$12,267	(c)(d)
Tank Holding Corp., 2020 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	3.678%	3/26/26	188,849	177,360	(d)

Total Basic Industry				189,627

Capital Goods - 13.6%
ACProducts Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 6.500%)	7.500%	8/18/25	1,768,875	1,727,416	(d)
Concrete Pumping Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 6.000%)	7.072%	12/6/25	602,967	563,774	(c)(d)
Douglas Dynamics LLC, 2020 Additional Term Loan B (1 mo. USD LIBOR + 3.750%)	4.750%	6/8/26	580,000	569,850	(c)(d)(e)
Forterra Finance LLC, Replacement Term Loan	—	10/25/23	1,357,594	1,323,654	(e)
Gardner Denver Inc., New Term Loan A	—	3/1/27	780,000	761,962	(e)
GFL Environmental Inc., 2018 Incremental Term Loan ( 3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	20,000	19,492	(d)
Hornblower Sub LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	4/28/25	1,195,043	967,985	(c)(d)
Landry’s Finance Acquisition Co., Term Loan B (3 mo. USD LIBOR + 12.000%)	13.000%	10/6/23	400,000	440,000	(c)(d)
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.941%	4/12/25	439,371	419,416	(d)
Ring Container Technologies LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.928%	10/31/24	328,123	314,178	(c)(d)
Summit Materials LLC	—	11/10/24	460,000	444,906	(e)
Summit Materials LLC, New Term Loan B	—	11/21/24	460,000	444,906	(e)
TransDigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.428%	12/9/25	757,522	687,609	(d)(e)
US Ecology Inc., Incremental Term Loan B	—	11/2/26	179,549	175,060	(c)(e)
Ventia Deco LLC, 2019 Refinancing Term Loan B (3 mo. USD LIBOR + 4.000%)	5.000%	5/21/26	971,349	951,922	(c)(d)(e)
Ventia Deco LLC, Term Loan	—	5/21/26	480,000	470,400	(c)(e)
Vertex Aerospace Services Corp., Initial Term Loan (1 mo. USD LIBOR + 4.500%)	4.678%	6/29/25	748,462	736,924	(d)
Vertical Midco Gmbh, Term Loan B	—	6/30/27	1,320,000	1,293,600	(e)

Total Capital Goods				12,313,054

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications - 9.4%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	7/23/21	$967,434	$887,167	(d)
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.678%	8/15/25	231,332	224,970	(d)
Applovin Corp., Third Amendment New Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	8/15/25	877,800	862,439	(c)(d)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	3.430%	8/24/26	38,902	31,851	(d)
Entercom Media Corp., Term Loan B2	2.684-4.750%	11/18/24	148,668	139,562	(d)
EW Scripps Co., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.678%	5/1/26	876,744	829,985	(d)
Gray Television Inc., Term Loan B2 (1 mo. USD LIBOR + 2.250%)	2.423%	2/7/24	630,000	609,788	(d)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.928%	3/1/27	387,328	366,993	(d)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.250%)	2.428%	3/24/25	665,675	633,501	(d)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.923%	9/18/26	1,846,884	1,761,465	(d)
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.750%)	4.750%	6/4/25	740,000	735,375	(d)(e)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan	—	3/16/26	686,711	642,647	(e)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.685%	1/31/28	820,000	786,790	(d)

Total Communications				8,512,533

Consumer Cyclical - 35.8%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.928%	11/19/26	487,301	463,301	(d)(e)
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	906,591	732,451	(d)
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.808%	2/10/27	1,067,156	1,021,802	(c)(d)
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (1 mo. USD LIBOR + 2.500%)	3.500%	2/1/24	690,000	658,950	(d)
Alterra Mountain Co., First Lien Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	5/13/26	1,187,025	1,169,220	(d)

See Notes to Schedule of Investments.

2	Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - (continued)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	1/31/27	$220,000	$217,250	(d)
AP NMT Acquisition BV, Second Lien Dollar Term Loan B (3 mo. USD LIBOR + 9.000%)	10.437%	8/13/22	1,250,000	1,218,750	(c)(d)
Aristocrat Technologies Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	10/19/24	780,000	777,075	(d)
Aristocrat Technologies Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	2.859%	10/19/24	320,000	305,200	(d)
ASHCO LLC, Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.072%	9/25/24	558,322	539,619	(d)
BCPE Empire Holdings Inc., First Lien Delayed Draw Term Loan	—	6/11/26	140,047	135,845	(c)(e)
BCPE Empire Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	6/11/26	708,715	687,454	(c)(d)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.359%	9/15/23	876,396	830,072	(d)(e)
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688-2.750%	8/15/25	773,116	753,789	(c)(d)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.928%	12/23/24	1,266,752	1,135,150	(d)
Caesars Resort Collection LLC, Term Loan B1	—	7/21/25	1,290,000	1,216,516	(e)
CEC Entertainment Inc., Term Loan B (3 mo. USD LIBOR + 8.500%)	9.572%	8/17/26	945,250	557,698	(d)
CM Acquisition Co., Term Loan (3 mo. USD LIBOR + 10.000%)	11.000%	7/26/23	69,752	66,700	(c)(d)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	4.123%	11/8/23	1,038,579	952,573	(d)(e)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (3 mo. USD LIBOR + 3.000%)	4.072%	3/8/24	1,137,154	876,319	(d)
Equinox Holdings Inc., Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.000%)	8.072%	9/6/24	410,000	278,800	(d)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	10.000%	3/8/24	940,000	935,300	(d)
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.322%	4/18/25	162,245	104,243	(d)
Golden Nugget Inc., First Initial Term Loan	3.250%	10/4/23	1,176,699	974,895	(d)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.935%	6/22/26	210,000	196,875	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - (continued)
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 2.750%)	3.750%	2/5/25	$1,306,658	$1,211,518	(d)
Leslie’s Poolmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.500%)	3.678%	8/16/23	1,535,390	1,475,702	(d)(e)
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	652,311	599,582	(d)
Mohegan Tribal Gaming Authority, Term Loan B (3 mo. USD LIBOR + 4.000%)	5.375%	10/13/23	1,010,255	840,406	(d)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.678%	5/29/26	26,107	25,112	(d)
Petco Animal Supplies Inc., Term Loan	—	1/26/23	1,070,000	876,062	(e)
Scientific Games International Inc., Initial Term Loan B5	2.928-3.612%	8/14/24	638,367	565,913	(d)
ServiceMaster Co. LLC, Term Loan D (1 mo. USD LIBOR + 1.750%)	1.928%	11/5/26	397,302	388,859	(d)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.180%	6/19/26	458,119	413,452	(d)
Terrier Media Buyer Inc., Term Loan B1	—	12/17/26	1,360,000	1,302,200	(e)
TKC Holdings Inc., First Lien Initial Term Loan	4.750%	2/1/23	652,931	614,245	(d)
TKC Holdings Inc., Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.000%)	9.000%	2/1/24	1,649,924	1,404,498	(d)
UFC Holdings LLC, Fourth Additional Term Loan	—	4/29/26	760,000	728,333	(e)
UFC Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	542,319	518,366	(d)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.940%	12/20/24	1,330,000	1,243,550	(d)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.925%	8/3/26	1,266,817	1,215,353	(d)
William Morris Endeavor Entertainment LLC, New Term Loan B1 (1 mo. USD LIBOR + 2.750%)	2.930%	5/19/25	560,225	460,318	(d)
World Triathlon Corp., Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.250%	8/15/26	623,758	611,282	(c)(d)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.930%	9/20/24	1,116,500	1,055,092	(c)(d)

Total Consumer Cyclical				32,355,690

See Notes to Schedule of Investments.

4	Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - 28.0%
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.500%)	3.685%	10/1/25	$737,258	$720,209	(d)
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.935%	10/1/26	1,080,000	1,038,150	(d)
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	4.250%	4/28/22	1,250,000	1,206,250	(d)(e)
Aldevron LLC, Term Loan B (1 mo. USD LIBOR + 4.250%)	4.428%	10/12/26	768,075	755,114	(d)
AlixPartners LLP, 2017 Refinancing Term Loan (1 mo. USD LIBOR + 2.500%)	2.678%	4/4/24	538,608	521,238	(d)
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.428%	7/10/26	1,286,767	1,249,236	(d)
Aramark Services Inc., Term Loan B3	—	3/11/25	450,000	426,825	(e)
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.818%	2/11/26	298,489	289,285	(d)
Aveanna Healthcare LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	5.250%	3/13/24	378,046	334,571	(c)(d)
BJ’s Wholesale Club Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	2.435%	2/3/24	548,622	532,986	(d)
Change Healthcare Holdings LLC, Closing Date Term Loan (3 mo. USD LIBOR + 2.500%)	3.500%	3/1/24	380,000	365,908	(d)
CHG Healthcare Services Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	4.072%	6/7/23	606,462	585,994	(d)
CHG PPC Parent LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.928%	3/31/25	147,000	140,569	(d)
Covenant Surgical Partners Inc., First Lien Delayed Draw Term Loan	—	7/1/26	176,670	152,820	(c)(e)
Covenant Surgical Partners Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.175%	7/1/26	876,722	758,364	(c)(d)
Endo Luxembourg Finance Company I SARL, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	5.000%	4/29/24	537,231	506,206	(d)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	262,973	238,867	(e)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	1,124,209	1,021,156	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - (continued)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	8.558%	2/4/28	$1,060,000	$962,833	(d)
FC Compassus LLC, Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.072%	12/31/26	845,750	811,920	(c)(d)
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.428%	1/29/27	920,000	868,634	(d)
GoodRX Inc., First Lien Initial Term Loan	—	10/10/25	99,744	95,588	(e)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.109%	11/15/27	199,499	192,655	(d)
HLF Financing SARL LLC, Term Loan B	—	8/18/25	579,645	561,168	(e)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	6/14/24	962,725	933,843	(c)(d)
Medical Solutions Holdings Inc., Second Lien Initial Incremental Term Loan (1 mo. USD LIBOR + 8.750%)	9.750%	6/16/25	440,000	382,800	(c)(d)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (6 mo. USD LIBOR + 3.250%)	4.375%	5/14/26	552,070	499,348	(d)(e)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	571,802	543,807	(d)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.678%	8/6/26	895,500	872,367	(d)
Pathway Vet Alliance LLC, First Lien Initial Delayed Draw Term Loan	—	3/31/27	86,438	84,304	(e)
Pathway Vet Alliance LLC, First Lien Initial Term Loan	—	3/31/27	1,063,562	1,037,304	(e)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.435%	3/5/26	766,150	739,814	(d)
Pluto Acquisition I Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.178%	6/18/26	1,139,120	1,099,251	(c)(d)
Radiology Partners Inc., Replacement Term Loan B	5.295-5.985%	7/9/25	1,436,385	1,338,830	(d)
Sotera Health Holdings LLC, First Lien Initial Term Loan	—	12/11/26	249,375	244,465	(e)
U.S. Anesthesia Partners Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	6/24/24	892,101	795,457	(d)

See Notes to Schedule of Investments.

6	Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - (continued)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.188%	6/26/26	$1,499,095	$1,444,753	(d)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.678%	8/27/25	957,371	933,437	(d)

Total Consumer Non-Cyclical				25,286,326

Electric - 0.6%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.000%	2/7/23	360,248	360,248	(d)(f)
Terra-Gen Finance Co. LLC, Term Loan (1 mo. USD LIBOR + 4.250%)	5.250%	12/9/21	138,430	134,277	(c)(d)

Total Electric				494,525

Energy - 0.8%
Paragon Offshore Finance Co., Term Loan	—	—	1,830	867	*(c)(g)
Penn Virginia Holdings Corp., Second Lien Advance Term Loan (1 mo. USD LIBOR + 7.000%)	8.000%	9/29/22	950,000	617,500	(c)(d)
Permian Production Partners LLC, Initial Term Loan (3 mo. USD LIBOR + 6.000%)	6.250%	5/20/24	798,000	59,850	(c)(d)(h)

Total Energy				678,217

Finance Companies - 0.1%
Clipper Acquisitions Corp., Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.924%	12/27/24	88,135	85,491	(c)(d)

Financial Other - 10.6%
AqGen Ascensus Inc., Sixth Amendment Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	5.322%	12/5/22	436,700	429,603	(c)(d)
AqGen Ascensus Inc., Third Amendment Replacement Term Loan (3 mo. USD LIBOR + 4.000%)	5.072%	12/5/22	736,781	724,808	(c)(d)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	290,000	282,297	(d)
Deerfield Dakota Holding LLC, Incremental Term Loan	—	4/9/27	860,000	837,157	(e)
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.000%)	9.000%	4/7/28	1,660,000	1,589,450	(c)(d)
Edelman Financial Center LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.750%)	6.930%	7/20/26	2,080,000	1,914,900	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Other - (continued)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.808%	2/1/27	$29,925	$28,890	(d)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.178%	7/3/24	1,016,183	975,536	(d)
KWOR Acquisition Inc., First Lien Delayed Draw Term Loan	—	6/3/26	98,933	92,997	(c)(e)
KWOR Acquisition Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	6/3/26	979,438	920,672	(c)(d)
Nexus Buyer LLC, Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.935%	11/9/26	1,184,050	1,161,355	(d)
Resolute Investment Managers Inc., Specified Refinancing Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	4/30/22	401,562	387,507	(c)(d)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.188%	3/1/26	270,040	263,740	(d)

Total Financial Other				9,608,912

Industrial Other - 3.7%
CRCI Longhorn Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 3.500%)	3.678%	8/8/25	252,447	234,461	(d)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.930%	10/30/26	1,820,000	1,792,700	(d)
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	957,588	922,875	(d)
VM Consolidated Inc., Term Loan B1 (3 mo. USD LIBOR + 3.250%)	3.558%	2/28/25	418,172	401,445	(d)

Total Industrial Other				3,351,481

Insurance - 1.9%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.928%	5/9/25	605,367	575,099	(d)
AmeriLife Holdings LLC, First Lien Delayed Draw Term Loan	—	3/18/27	32,955	31,389	(c)(e)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.173%	3/18/27	257,045	244,836	(c)(d)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.178%	11/3/24	639,158	618,985	(d)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.178%	11/3/23	219,420	212,837	(d)

Total Insurance				1,683,146

See Notes to Schedule of Investments.

8	Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REITS - 0.8%
Blackstone Mortgage Trust Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	2.428%	4/23/26	$1,138	$1,070	(c)(d)
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/12/24	721,500	710,677	(d)

Total REITS				711,747

Technology - 22.4%
Access CIG LLC, First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.924%	2/27/25	518,367	495,472	(d)
Access CIG LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.750%)	7.924%	2/13/26	100,000	87,250	(d)
Blackhawk Network Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	6/16/25	843,440	779,480	(d)
Blackhawk Network Holdings Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.000%)	7.250%	6/15/26	2,180,000	2,009,234	(d)
Cardtronics USA Inc., Initial Term Loan	—	6/25/27	1,250,000	1,237,500	(c)(e)
Castle US Holding Corp., Initial Dollar Term Loan (3 mo. USD LIBOR + 3.750%)	4.058%	1/29/27	966,937	892,000	(d)
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.428%	4/4/26	1,521,019	1,448,770	(d)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	10/16/26	1,576,050	1,530,411	(d)
Fiserv Investment Solutions Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.136%	2/10/27	1,160,000	1,138,250	(d)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.428%	11/29/25	1,509,917	1,316,932	(d)
Global Tel Link Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.250%)	8.428%	11/20/26	1,810,000	1,389,175	(d)
Huskies Parent Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	7/31/26	226,356	221,546	(c)(d)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	2.678%	6/21/24	68,855	64,552	(d)
MA Financeco LLC, Term Loan B4 (3 mo. USD LIBOR + 4.250%)	5.250%	6/5/25	1,110,000	1,087,800	(d)
McAfee LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.500%)	9.500%	9/29/25	399,091	397,095	(d)
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.934%	9/30/24	661,559	644,358	(d)
Particle Investments SARL, First Lien Initial Term Loan	—	2/18/27	1,040,000	990,600	(e)

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology - (continued)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	6.130%	4/26/24	$978,160	$943,924	(c)(d)
Science Applications International Corp., Term Loan B2 (1 mo. USD LIBOR + 2.250%)	2.428%	3/13/27	222,083	217,531	(d)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.678%	6/21/24	464,997	435,934	(d)
Severin Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.250%)	3.425%	8/1/25	642,713	618,611	(d)
Sound Inpatient Physicians Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.928%	6/27/25	126,859	121,996	(d)
Surf Holdings SARL, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.827%	3/5/27	1,210,000	1,164,877	(d)
Tempo Acquisition LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.928%	5/1/24	79,386	75,764	(d)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.928%	5/4/26	269,322	261,290	(d)
Upland Software Inc., Senior Secured Term Loan (1 mo. USD LIBOR + 3.750%)	3.928%	8/6/26	89,325	86,422	(d)
Zotec Partners LLC, Term Loan B2 (3 mo. USD LIBOR + 3.750%)	4.822%	2/14/24	596,219	587,276	(c)(d)

Total Technology				20,244,050

Transportation - 5.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.510%	4/27/23	200,000	196,800	(d)
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.308%	12/30/26	379,050	366,447	(d)
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.180%	5/15/26	1,274,815	1,000,730	(c)(d)
Jetblue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	1,430,000	1,404,379	(d)
Mileage Plus Holdings Inc., Initial Term Loan	—	6/25/27	1,050,000	1,044,282	(e)
XPO Logistics Inc., Refinancing Term Loan	—	2/24/25	140,000	137,083	(e)
XPO Logistics Inc., Term Loan B1	—	2/24/25	480,000	471,000	(e)

Total Transportation				4,620,721

TOTAL SENIOR LOANS (Cost - $125,283,958)				120,135,520

See Notes to Schedule of Investments.

10	Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 6.3%
Apidos CLO XVIII, 2018-18A E (3 mo. USD LIBOR + 5.700%)	6.798%	10/22/30	$400,000	$335,907	(d)(i)
Dryden 72 CLO Ltd., 2019-72A E (3 mo. USD LIBOR + 6.800%)	7.192%	5/15/32	400,000	348,186	(d)(i)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	9.607%	1/20/33	250,000	213,587	(d)(i)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	10.107%	1/20/33	750,000	432,553	(d)(i)
Madison Park Funding XXX Ltd., 2018-30A D (3 mo. USD LIBOR + 2.500%)	3.719%	4/15/29	250,000	230,196	(d)(i)
Neuberger Berman Loan Advisers CLO 35 Ltd., 2019-35A E (3 mo. USD LIBOR + 7.000%)	8.903%	1/19/33	750,000	639,485	(d)(i)
Octagon Investment Partners 35 Ltd., 2018-1A C (3 mo. USD LIBOR + 2.600%)	3.735%	1/20/31	250,000	220,271	(d)(i)
Octagon Investment Partners 36 Ltd., 2018-1A E (3 mo. USD LIBOR + 5.430%)	6.649%	4/15/31	1,000,000	831,196	(d)(i)
Romark CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.650%)	7.693%	10/23/30	1,000,000	833,929	(d)(i)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	5.035%	1/20/32	600,000	573,124	(d)(i)
TICP CLO VI Ltd., 2016-6A DR (3 mo. USD LIBOR + 3.300%)	4.519%	1/15/29	610,000	586,061	(d)(i)
Wellfleet CLO Ltd., 2017-3A C (3 mo. USD LIBOR + 2.750%)	3.885%	1/17/31	500,000	427,179	(d)(i)

TOTAL ASSET-BACKED SECURITIES (Cost - $6,513,601)				5,671,674

CORPORATE BONDS & NOTES - 3.9%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	850,000	815,311	(i)

CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.5%
AMN Healthcare Inc., Senior Notes	4.625%	10/1/27	500,000	488,342	(i)

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	220,000	231,413	(i)

TOTAL CONSUMER DISCRETIONARY				719,755

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	$520,000	$636,293	(i)

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	470,000	449,139	(i)

HEALTH CARE - 1.0%
Health Care Providers & Services - 0.6%
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	600,000	567,000	(i)

Pharmaceuticals - 0.4%
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	350,000	360,341	(i)

TOTAL HEALTH CARE				927,341

TOTAL CORPORATE BONDS & NOTES (Cost - $3,505,101)				3,547,839

			SHARES
COMMON STOCKS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Automobiles - 0.0%††
Dayco Products LLC			4,745	35,587	*(c)
Dayco Products LLC			167	1,253	*(c)

Total Automobiles				36,840

Household Durables - 0.0%††
EveryWare Global			66,667	9,333	*(c)

TOTAL CONSUMER DISCRETIONARY				46,173

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Paragon Offshore Litigation Trust A			503	151	(c)

Oil, Gas & Consumable Fuels - 0.0%††
Montage Resources Corp.			1,780	7,031	*

TOTAL ENERGY				7,182

TOTAL COMMON STOCKS (Cost - $1,787,179)				53,355

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $137,089,839)				129,408,388

See Notes to Schedule of Investments.

12	Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY†	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 6.7%
Dreyfus Government Cash Management, Institutional Shares (Cost - $5,994,530)	0.085%	5,994,530	$5,994,530

TOTAL INVESTMENTS - 149.9% (Cost - $143,084,369)			135,402,918
Liabilities in Excess of Other Assets - (49.9)%			(45,055,932)

TOTAL NET ASSETS - 100.0%			$90,346,986

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	All or a portion of this loan is unfunded as of June 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	The coupon payment on these securities is currently in default as of June 30, 2020.

(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Corporate Loan Fund Inc. 2020 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The Fund invests primarily in floating- or variable- rate collateralized senior loans to corporations, partnerships or other business entities operating in various industries and geographic regions.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

14

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Senior Loans:
Basic Industry	—	$177,360	$12,267	$189,627
Capital Goods	—	7,859,885	4,453,169	12,313,054
Communications	—	7,650,094	862,439	8,512,533
Consumer Cyclical	—	26,804,976	5,550,714	32,355,690
Consumer Non-Cyclical	—	20,812,757	4,473,569	25,286,326
Electric	—	360,248	134,277	494,525
Energy	—	—	678,217	678,217
Finance Companies	—	—	85,491	85,491
Financial Other	—	5,463,875	4,145,037	9,608,912
Industrial Other	—	3,351,481	—	3,351,481
Insurance	—	1,406,921	276,225	1,683,146
REITS	—	710,677	1,070	711,747
Technology	—	17,253,804	2,990,246	20,244,050
Transportation	—	3,619,991	1,000,730	4,620,721
Asset-Backed Securities	—	5,671,674	—	5,671,674
Corporate Bonds & Notes	—	3,547,839	—	3,547,839
Common Stocks:
Consumer Discretionary	—	—	46,173	46,173
Energy	$7,031	—	151	7,182

Total Long-Term Investments	7,031	104,691,582	24,709,775	129,408,388

Short-Term Investments†	5,994,530	—	—	5,994,530

Total Investments	$6,001,561	$104,691,582	$24,709,775	$135,402,918

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of September 30, 2019	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Senior Loans:
Basic Industry	$2,303,341	$1,484	$(186,126)	$13,472	$1,486,396
Capital Goods	3,565,582	2,114	(362,260)	12,146	2,252,835
Communications	1,052,231	681	(68,225)	25,314	1,676,388
Consumer Cyclical	2,288,680	6,806	(35,969)	(83,473)	3,055,804

16

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities	Balance as of September 30, 2019	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Consumer Non-Cyclical	$10,513,211	$24,009	$(1,038,932)	$(272,138)	$4,281,551
Electric	490,121	(11,497)	(807)	14,293	25,413
Energy	2,026,853	3,063	(84,310)	(623,353)	—
Finance Companies	410,193	701	(6,881)	(8,738)	—
Financial Other	8,333,851	3,919	(160,208)	(131,208)	2,720,175
Insurance	1,414,709	492	(54,438)	(18,251)	1,606,279
REITS	348,680	112	(120,132)	(1,289)	726,355
Technology	4,057,785	3,559	(1,090)	(44,726)	1,820,687
Transportation	—	—	—	—	—
Common Stocks:
Communication
Services	96,900	—	(350,509)	317,563	—
Consumer
Discretionary	195,958	—	—	(149,785)	—
Energy	7,711	—	(2,772)	(2,520)	—

Total	$37,105,806	$35,443	$(2,472,659)	$(952,693)	$19,651,883

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of June 30, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2020[2]
Senior Loans:
Basic Industry	$(3,606,300)	—	—	$12,267	$(207)
Capital Goods	(2,863,185)	$1,845,937	—	4,453,169	28,516
Communications	(1,823,950)	—	—	862,439	27,546
Consumer Cyclical	(1,869,504)	2,188,370	—	5,550,714	(87,714)
Consumer Non-Cyclical	(6,368,502)	—	$(2,665,630)	4,473,569	(273,809)
Electric	(22,998)	—	(360,248)	134,277	3,572
Energy	(644,036)	—	—	678,217	(700,299)
Finance Companies	(309,784)	—	—	85,491	(8,738)
Financial Other	(7,346,300)	724,808	—	4,145,037	(123,897)
Insurance	(2,672,566)	—	—	276,225	(13,079)
REITS	(952,656)	—	—	1,070	(66)
Technology	(3,067,515)	221,546	—	2,990,246	(35,866)
Transportation	—	1,000,730	—	1,000,730	—

17

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of June 30, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2020[2]
Common Stocks:
Communication
Services	$(63,954)	—	—	—	—
Consumer
Discretionary	—	—	—	$46,173	$(149,785)
Energy	(2,268)	—	—	151	(126)

Total	$(31,613,518)	$5,981,391	$(3,025,878)	$24,709,775	$(1,333,952)

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

18